Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Current, federal	$ 2,496	$ 1,610	$ 3,044
Deferred - net, federal	3,828	2,060	5,783
Total federal income tax	6,324	3,670	8,827
Current, state and local	72	(102)	(132)
Deferred - net, state and local	671	(73)	596
Total state and local income tax	743	(175)	464
Current, foreign	320	163	71
Deferred - net, foreign	(382)	(39)	(34)
Total foreign income tax	(62)	124	37
Total	$ 7,005	$ 3,619	$ 9,328